PLEDGED BANK DEPOSITS, BANK BORROWINGS AND BANKING FACILITIES	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
9.	PLEDGED BANK DEPOSITS, BANK BORROWINGS AND BANKING FACILITIES

The Group entered into several banking facilities with Standard Chartered Bank (Hong Kong) Limited (“SCB”), BOC, Guangdong Development Bank Holdings Company Limited (“GDB”), the Hong Kong and Shanghai Banking Corporation Limited (“HSBC”) and Citibank N.A. Hong Kong (“CITI”). These facilities include letters of guarantee, bank loans and irrevocable letters of credit. The banking facility with BOC also included an accounts receivable factoring agreement as disclosed in note 3.

The Group’s banking facilities contain various covenants, including the Group’s consolidated net borrowing ratio not exceeding 0.25 times and the Group maintaining a tangible net worth of not less than USD160,000 (equivalent to RMB968,592 as of December 31, 2013). Other conditions include the Company’s Chief Executive Officer remaining as the single largest beneficial owner of the Company and Chairman of the Board of Directors and actively involving in the management of the Group, the Company remaining as listed in NASDAQ and retaining at least 50% equity interest in those subsidiaries which entered into the banking facilities with the banks, except for Comtech International Hong Kong, an entity included in the First Disposal Group. On June 28, 2013, the Company and Cogobuy entered into a revised banking facility agreement and pursuant to which that Mr. Jeffrey Kang, the Company’s Chairman and Chief Executive Officer, instead of the Company, shall maintain directly or indirectly not less than 50% equity interest of Comtech International Hong Kong. As of December 31, 2013, a non-financial covenant in one of the Group’s banking facilities has not been satisfied due to the disposal of subsidiaries as disclosed in note 7(b). The Group is in the process of negotiating with the relevant banks to revise the banking facilities and believes this matter will be satisfactorily resolved.

As disclosed in note 7(a) and 7(b), after the disposal of subsidiaries to Cogobuy and Brilliant, guarantees to banking institutions among the Company’s remaining subsidiaries after the disposals and the borrowing entities within the First Disposal Group and the Second Disposal Group (collectively the “Disposal Groups”) will be maintained for a transitional period up to December 31, 2014.

The Group provided guarantee to the following banking facilities:

(a) Banking facilities which were made available solely to the Group (the “Banking Facilities for the Group”) at December 31, 2012;

(b) Joint banking facilities which can be utilized by the Group and the Disposal Groups (the “Joint Banking Facilities”) at December 31, 2013 and 2012; and

(c) Banking facilities which were made available solely to the Disposal Groups (the “Banking Facilities for the Disposal Groups”) at December 31, 2013 and 2012.

(a)	Banking Facilities for the Group

As of December 31, 2013, there were no banking facilities granted solely to the Group. Details of the Banking Facilities for the Group and the borrowings drawn by the Group under such facilities as of December 31, 2012 are set out below:

	2013	2013	2012
	USD	RMB	RMB
Aggregate credit limit	—	—	934,515
Outstanding borrowings	—	—	(301,288)
Trade receivables factoring facilities utilized	—	—	(278,255)
Unutilized facilities	—	—	354,972

As of December 31, 2012, the Banking Facilities for the Group were secured by deposits of RMB62,301 pledged by the Group.

(b)	Joint Banking Facilities

Details of the Joint Banking Facilities and the borrowings drawn by the Group and the Disposal Groups under such facilities as of December 31, 2013 and 2012 are set out below:

	2013	2013	2012
	USD	RMB	RMB
Aggregate credit limit	40,000	242,148	594,975
Outstanding borrowings — the Group	—	—	(312,757)
Outstanding borrowings — the Disposal Groups	(23,622)	(143,001)	(200,883)
Unutilized facilities	16,378	99,147	81,335

As of December 31, 2013, the Joint Banking Facilities were secured by deposits of RMB60,550 (USD10,000) pledged by the Disposal Groups. As of December 31, 2012, the Joint Banking Facilities were secured by deposits of RMB286,740 and RMB124,602 pledged by the Group and the Disposal Groups, respectively. The Group and the Disposal Groups are jointly and severally liable for all and any of the borrowings of each of them from the bank which is the beneficiary of the guarantee. As of December 31, 2013 and 2012, management of the Group did not consider it is probable that a claim will be made against the Group under any of the guarantees.

(c)	Banking Facilities for the Disposal Groups

Details of the Banking Facilities for the Disposal Groups and the borrowings drawn by the Disposal Groups under such facilities as of December 31, 2013 and 2012 are set out below:

	2013	2013	2012
	USD	RMB	RMB
Aggregate credit limit	249,500	1,510,399	311,505
Outstanding borrowings	(129,902)	(786,387)	(242,974)
Trade receivables factoring facilities utilized	(36,837)	(223,001)	—
Unutilized facilities	82,761	501,011	68,531

As of December 31, 2013, Banking Facilities for the Disposal Groups were secured by deposits of RMB483,970 (USD79,946) and RMB172,531 (USD28,500) pledged by the Group and the Disposal Groups, respectively. As of December 31, 2012, Banking Facilities for the Disposal Groups were secured by deposits of RMB207,900 and RMB81,900 and pledged by the Group and the Disposal Groups, respectively.